                       SUPPLEMENT DATED DECEMBER 16, 2003
                      TO PROSPECTUS DATED OCTOBER 28, 2003

                       FORTUNE e-50(TM) INDEX FUND (FEF)
            streetTRACKS(R) MORGAN STANLEY INTERNET INDEX FUND (MII)

     Effective immediately, the FORTUNE e-50(TM) Index Fund and the streetTRACKS(R) Morgan Stanley Internet Index Fund are closed to investors.